Unaudited Condensed Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands	Total	General Partner	Common Unitholders	Preferred Unitholders
Balance at Dec. 31, 2017	$ 933,405	$ 16,427	$ 806,472	$ 110,506
Partnership's net (loss) / income	9,287	71	3,666	5,550
Dividends declared and paid (Note 10)	(26,300)	(390)	(20,360)	(5,550)
Equity compensation expense	466		466
Balance at Jun. 30, 2018	916,858	16,108	790,244	110,506
Balance at Dec. 31, 2018	881,314	15,436	755,372	110,506
Partnership's net (loss) / income	(131,473)	(2,643)	(137,826)	8,996
Dividends declared and paid (Note 10)	(17,099)	(220)	(11,452)	(5,427)
Distribution of Diamond S Shipping Inc. stock to Partnerships' unitholders (Note 1)	(209,979)	(3,945)	(206,034)
Redemption of Class B Convertible Preferred Units (Notes 1 and 10)	(114,075)			(114,075)
Balance at Jun. 30, 2019	$ 408,688	$ 8,628	$ 400,060	$ 0